Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring [Member], USD $)	Mar. 31, 2013	Mar. 31, 2012
Available-for-sale investments:
Financial assets measured at fair value	$ 1,062,353	$ 3,039,866
Listed Equity Securities [Member] | Level 1 [Member]
Available-for-sale investments:
Financial assets measured at fair value	17,153	6,066
Unlisted Investments [Member] | Level 2 [Member]
Available-for-sale investments:
Financial assets measured at fair value	$ 1,045,200	$ 3,033,800